Document and Entity Information	Dec. 31, 2023
Prospectus [Line Items]
Registrant Name	Ivy Variable Insurance Portfolios
Registrant CIK	0000810016
SEC Form	485BPOS
Period end date	Dec. 31, 2023
Investment Company Type	N-1A
Amendment Flag	false